Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	Mutual Fund Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001355064
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mfst
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2023
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2023
Prospectus Date	rr_ProspectusDate	Nov. 01, 2023
Eventide Exponential Technologies Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Exponential Technologies Fund
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2022)
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PROSPECTUS SUPPLEMENT	December 29, 2023

Prospectus Supplement

December 29, 2023

Exponential Technologies Fund

ETAEX           Class A Shares           ETCEX Class C Shares
ETNEX           Class N Shares            ETIEX Class I Shares

(the “Fund”)

This information supplements certain information contained in the Prospectus and Summary Prospectus for the Fund, each dated November 1, 2023, and should be read in conjunction with such Prospectus and Summary Prospectus.

Exponential Technologies Fund

Effective December 29, 2023, Eventide Exponential Technologies Fund’s primary benchmark for comparing its performance will change from the S&P North American Technology Sector Industry Index to the Bloomberg US 2500 Technology Total Return Index. In addition, the Fund will no longer compare its performance to the Exponential Technologies Blended Index as a supplemental index. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns (periods ended December 31, 2022)
Class A Shares	1 Year	Since inception (6/30/2020)
Return Before Taxes	(48.24)%	(2.29)%
Return After Taxes on Distributions	(48.24)%	(2.51)%
Return After Taxes on Distributions and Sale of Fund Shares	(28.56)%	(1.77)%
Class C Shares
Return Before Taxes	(45.56)%	(0.72)%
Class N Shares
Return Before Taxes	(45.08)%	0.05%
Class I Shares
Return Before Taxes	(44.98)%	0.25%
Bloomberg US 2500 Technology Total Return Index (reflects no deduction for fees, expenses or taxes)[1]	(28.77)%	3.72%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	(18.11)%	10.62%
S&P North American Technology Sector Industry Index (reflects no deduction for fees, expenses or taxes)	(35.36)%	1.10%

1.	The Fund has changed its primary benchmark from the S&P North American Technology Sector Industry Index to the Bloomberg US 2500 Technology Total Return Index because the Bloomberg US 2500 Technology Total Return Index better represents the Fund’s investment strategy.
PROSPECTUS SUPPLEMENT	December 29, 2023

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2023, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska, 68022.

Please retain this Supplement for future reference.

Eventide Exponential Technologies Fund | Bloomberg US 2500 Technology Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(28.77%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%	[1]
Eventide Exponential Technologies Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.62%
Eventide Exponential Technologies Fund | S&P North American Technology Sector Industry Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(35.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.10%
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class A Share
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETAEX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(48.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2020
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class A Share | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(48.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.51%)
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class A Share | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(28.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.77%)
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class C Share
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETCEX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(45.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.72%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2020
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class N Share
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETNEX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(45.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2020
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class I Share
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETIEX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(44.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2020

[1]	The Fund has changed its primary benchmark from the S&P North American Technology Sector Industry Index to the Bloomberg US 2500 Technology Total Return Index because the Bloomberg US 2500 Technology Total Return Index better represents the Fund’s investment strategy.